PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 669,742	$ 364,259
Less: Accumulated depreciation	(78,187)	(62,759)
Construction in progress	30,590	18,397
Property plant and equipment Net	622,145	319,897
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	576,467	263,392
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	24,892	40,288
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	1,408	1,531
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	16,244	21,627
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 50,731	$ 37,421